Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 1,072,625,434	$ 955,527,352
Deemed loan activity	(114,144)	(75,623)
Net assets available for plan benefits per Form 5500	$ 1,072,511,290	$ 955,451,729